Revenue from contracts with customers (Tables)	6 Months Ended
Dec. 31, 2020
Revenue from contracts with customers
Schedule of revenue derived from principal activity

	Three months ended		Six months ended
	31 December		31 December
	2020	2019	2020	2019
	£’000	£’000	£’000	£’000
Sponsorship	37,780	45,147	74,286	98,777
Retail, merchandising, apparel & product licensing	24,832	25,513	48,028	52,278
Commercial	62,612	70,660	122,314	151,055
Domestic competitions	51,706	50,440	87,989	78,327
European competitions	55,421	11,935	65,054	14,949
Other	1,577	2,322	3,259	4,297
Broadcasting	108,704	64,697	156,302	97,573
Matchday	1,534	33,098	3,206	55,198
	172,850	168,455	281,822	303,826

Schedule of assets and liabilities related to contracts with customers

Current
contract assets
– accrued
revenue
£’000
At 1 July 2019	39,532
Recognized in revenue during the period	74,877
Cash received/amounts invoiced during the period	(36,311)
At 31 December 2019	78,098
Recognized in revenue during the period	44,249
Cash received/amounts invoiced during the period	(76,381)
At 30 June 2020	45,966
Recognized in revenue during the period	64,354
Cash received/amounts invoiced during the period	(44,525)
At 31 December 2020	65,795

	Current	Non-current
	contract	contract	Total contract
	liabilities –	liabilities –	liabilities –
	deferred	deferred	deferred
	revenue	revenue	revenue
	£’000	£’000	£’000
At 1 July 2019	(190,146)	(33,354)	(223,500)
Recognized in revenue during the period	125,635	—	125,635
Cash received/amounts invoiced during the period	(69,317)	—	(69,317)
Reclassified to current during the period	(9,749)	9,749	—
At 31 December 2019	(143,577)	(23,605)	(167,182)
Recognized in revenue during the period	99,527	—	99,527
Cash received/amounts invoiced during the period	(122,678)	—	(122,678)
Reclassified to current during the period	(4,846)	4,846	—
At 30 June 2020	(171,574)	(18,759)	(190,333)
Recognized in revenue during the period	82,929	—	82,929
Cash received/amounts invoiced during the period	(43,815)	—	(43,815)
Reclassified to current during the period	(4,987)	4,987	—
At 31 December 2020	(137,447)	(13,772)	(151,219)